Asset Retirement Obligations (Tables)	12 Months Ended
Nov. 30, 2022
Asset Retirement Obligation Disclosure [Abstract]
Summarizes of Rehabilitation Provision Value Assumption

	November 30, 2022	November 30, 2021	November 30, 2020
Undiscounted amount of estimated cash flows	$235,000	$235,000	$235,000
Life expectancy (years)	3	4	5
Inflation rate	2.00%	2.00%	2.00%
Discount rate	9.32%	9.32%	9.32%

Summarizes of Rehabilitation Provisions

The following table summarizes the movements in the rehabilitation provisions:

	November 30, 2022	November 30, 2021	November 30, 2020
Balance at the beginning of year	$206,616	$189,000	$172,888
Accretion	19,255	17,616	16,112
Total	$225,871	$206,616	$189,000